Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
H.	COMMITMENTS AND CONTINGENCIES

Commitments to Originate Loans

As of September 30, 2020, the Company had approximately $14.0 billion in notional amounts of IRLCs, whereby a potential borrower has agreed to interest rates and pricing of a potential loan. These contracts potentially expose the Company to interest rate or pricing risk and are economically hedged with forward mortgage backed security contracts (FLSCs). Additionally, as of September 30, 2020, the Company had agreed to extend credit to potential borrowers for approximately $17.7 billion. These contracts represent off balance sheet credit risk where the Company may be required to extend credit to these borrowers based on the prevailing interest rates and prices at the time of execution.

Leases

The Company has lease arrangements related to its corporate headquarters and equipment. The Company’s operating lease agreements have remaining terms ranging from 3 year to 17 years. Certain of the operating lease agreements have renewal options of five years.

Total lease expense under all operating leases amounted to $4.3 million and $2.0 million for the three months ended September 30, 2020 and 2019, respectively and $11.4 million and $5.9 million for the nine months ended September 30, 2020 and 2019, respectively. Lease expense paid to a related party was $3.3 million and $2.6 million for the three months ended September 30, 2020 and 2019, respectively and $10.0 million and $7.6 million for the nine months ended September 30, 2020 and 2019, respectively.

Supplemental cash flow information related to leases was as follows (in thousands):

	Nine months ended
	September 30, 2020	September 30, 2019
Cash paid for operating leases	$12,091	$5,683
Operating lease right-of-use assets recognized for new operating leases	$37,026	$—

Additional supplemental information related to leases was as follows:

	September 30, 2020	December 31, 2019
Weighted average remaining lease term of operating leases	14.1 years	16 years
Weighted average discount rate of operating leases	6%	6%

The maturities of the Company’s operating lease liabilities are summarized below (in thousands):

As of September 30,	Amounts
2021	18,006
2022	18,216
2023	13,785
2024	10,695
2025	10,708
Thereafter	123,020

Total lease payments	194,430
Less imputed interest	(71,991)

Total	$122,439

Regulatory Net Worth Requirements

In accordance with the regulatory requirements of HUD, governing non-supervised, direct endorsement mortgagees, the Company is required to maintain a net worth (as defined by HUD) of $2,500,000. At September 30, 2020, the Company exceeded the regulatory net worth requirement.

In accordance with the regulatory requirements of Ginnie Mae, governing issuers of Ginnie Mae securities, the Company is required to maintain a net worth (as defined by Ginnie Mae) of $423.6 million. At September 30, 2020, the Company exceeded the regulatory net worth requirement.

Guarantee of SFS Holding Corp. 2020 Senior Secured Notes

On May 15, 2020, SFS Holding Corp., the Company’s member, issued and sold $200 million in aggregate principal amount of senior secured notes and on June 15, 2020 and July 15, 2020, SFS Holding Corp. issued and sold an additional aggregate $100 million in principal amount of senior secured notes (collectively, the “SFS Notes”) and has the ability to issue up to an additional $200 million in principal amount of senior secured notes on the same terms. The Company has guaranteed the SFS Notes.

The SFS Notes mature on May 15, 2025 and bear interest at a rate of 15.50% per annum. Interest on the SFS Notes is payable quarterly commencing on September 30, 2020. The Note Purchase Agreement governing the SFS Notes contains certain covenants limiting SFS Holding Corp.’s ability and the Company’s ability to, among other things, incur or guarantee additional indebtedness, create liens, make certain investments, pay dividends on or make payments in respect of capital stock, consolidate or merge with other companies, sell certain assets, enter into transactions with affiliates, and engage in any business other than its current lines of business, except as permitted by the Note Purchase Agreement. Failure to comply with these covenants could result in a default under the Note Purchase Agreement unless a waiver of default is obtained. The Note Purchase Agreement governing the SFS Notes also contains customary events of default.

In connection with the offering of the SFS Notes, pursuant to the Pledge and Security Agreement, dated May 15, 2020, by and between SFS Holding Corp., as grantor, in favor of the collateral agent, SFS Holding Corp. granted the collateral agent a security interest in all of SFS Holding Corp.’s assets, including accounts (other than excluded accounts), chattel paper, commercial tort claims, deposit accounts (other than excluded accounts), documents, general intangibles (including all payment intangibles, intellectual property, and licenses), goods, instruments (including promissory notes), investment property, letter-of-credit rights, the equity interests of the Company held by SFS Holding Corp., pledged interests, supporting obligations, and all other tangible and intangible personal property of SFS Holding Corp. and all proceeds of any of the above. In addition, SFS Holding Corp. agreed to use its reasonable best efforts to obtain security over all or a portion of the Company’s assets as additional collateral upon obtaining the necessary consents, by which we would grant a security interest on a first lien basis on all unencumbered assets and a security interest on a junior lien basis for any assets subject to liens.

SFS Holding Corp. repaid and terminated the SFS Notes in full on September 16, 2020.

K.	COMMITMENTS AND CONTINGENCIES

Commitments to Originate Loans

As of December 31, 2019 and 2018, the Company had approximately $8.3 million and $3.3 million, respectively, in notional amounts of interest rate lock commitments, whereby a potential borrower has agreed to interest rates and pricing of a potential loan. These contracts potentially expose the Company to interest rate or pricing risk and are economically hedged with forward mortgage backed security contracts (FLSCs), as described in Note C. Additionally, as of December 31, 2019 and 2018, the Company had agreed to extend credit to potential borrowers for approximately $7.5 million and $3.5 million, respectively. These contracts represent off balance sheet credit risk where the Company may be required to extend credit to these borrowers based on the prevailing interest rates and prices at the time of execution.

Leases

The Company determines if an arrangement is a lease at inception. The Company capitalizes operating lease obligations with initial terms in excess of 12 months as operating lease right-of-use assets with corresponding operating lease liabilities on the consolidated balance sheets. Operating lease right-of-use assets represent the Company’s right to use an underlying asset for the lease term, and operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease right-of-use assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. Additionally, operating lease right-of-use assets are adjusted for lease incentives, prepaid lease payments and initial direct costs. Operating lease expense is recognized on the straight-line basis over the lease term and is recorded in occupancy and equipment expenses on the consolidated statements of operations.

The Company’s lease agreements include both lease and non-lease components such as real estate taxes, insurance and common area maintenance. Lease and non-lease components are generally accounted for as a single component to the extent that the costs are fixed. To the extent that the non-lease components are not fixed, these costs are treated as variable lease costs and expensed as incurred.

Substantially all of the Company’s lease arrangements relate to its corporate headquarters. The Company’s operating lease agreements have remaining terms ranging from 15 year to 17 years. Certain of the operating lease agreements have renewal options of five years. For purposes of calculating operating lease liabilities, the lease term includes options to extend or terminate the lease when it is reasonably certain that the Company will exercise the option.

In determining the present value of lease payments, the Company uses incremental borrowing rates based on information available at the lease commencement date. The incremental borrowing rate is the rate of interest that a lessee would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. The Company’s incremental borrowing rate is estimated by referencing the Company’s collateralized borrowings.

The Company’s leases do not contain any material residual value guarantees or material restrictive covenants.

Total rent expense under all operating leases amounted to $9.5 million, of which $8.6 million was to a related party, for the year ended December 31, 2019.

Supplemental cash flow information related to leases was as follows at December 31 (in thousands):

2019
Cash paid for operating leases	$8,000
Operating lease right-of use assets recognized upon adoption of ASU 2016-02	$76,000
Operating lease right-of-use assets recognized for new operating leases	$6,300

Additional supplemental information related to leases was follows:

2019
Weighted average remaining lease term of operating leases	16 years
Weighted average discount rate of operating leases	6%

The maturities of the Company’s operating lease liabilities at December 31, 2019 are summarized below (in thousands):

Year Ending December 31,	Amounts
2020	$11,543
2021	11,134
2022	10,669
2023	7,894
2024	7,894
Thereafter	106,661

Total lease payments	155,795
Less imputed interest	(64,015)

$91,780

Subsequent to December 31, 2019, the Company had entered into additional operating leases for its corporate headquarters and equipment that resulted in future lease commitments of approximately $60 million through 2035. These operating leases commenced during January 2020 with leases terms between three and 15 years.

Disclosures Related to Periods Prior to Adoption of ASC 842

Rent expense under operating leases for the year ended December 2018 was $11.5 million, of which $10.9 million was to a related party.

Future minimum rental payments under long-term leases are as follows at December 31, 2018 (in thousands):

Year Ending December 31,	Amounts
2019	$8,678
2020	7,930
2021	7,878
2022	7,853
2023	7,853
Thereafter	109,448

$149,640

Litigation

From time to time the Company may become involved in legal proceedings or be subject to claims arising in the ordinary course of business. Although the results of litigation and claims cannot be predicted with certainty, the Company believes that the final outcome of these ordinary course matters will not have a material adverse effect on its business, operating results, financial condition or cash flows. Regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources and other factors. The Company is not currently a party to any litigation of a material nature.

Regulatory Net Worth Requirements

In accordance with the regulatory requirements of HUD, governing non-supervised, direct endorsement mortgagees, the Company is required to maintain a net worth (as defined by HUD) of $2.5 million. At December 31, 2019, the Company exceeded the regulatory net worth requirement.

In accordance with the regulatory requirements of Ginnie Mae, governing issuers of Ginnie Mae securities, the Company is required to maintain a net worth (as defined by Ginnie Mae) of $78.6 million. At December 31, 2019, the Company exceeded the regulatory net worth requirement.

J.	COMMITMENTS AND CONTINGENCIES

Commitments to Originate Loans

As of December 31, 2018 and 2017, the Company had approximately $3.3 billion and $2.4 billion, respectively, in notional amounts of interest rate lock commitments, whereby a potential borrower has agreed to interest rates and pricing of a potential loan. These contracts potentially expose the Company to interest rate or pricing risk and are economically hedged with forward mortgage backed security contracts, as described in Note C. Additionally, as of December 31, 2018 and 2017, the Company had agreed to extend credit to potential borrowers for approximately $3.5 billion and $2.7 billion, respectively. These contracts represent off balance sheet credit risk where the Company may be required to extend credit to these borrowers based on the prevailing interest rates and prices at the time of execution.

Contingent Obligation

The Company’s sole member acquired and redeemed the membership interests of a former minority interest holder in June 2016. The sole member is required to make varying annual remaining payments totaling $37.5 million to its former minority partner over the subsequent six years. The investment in, and ownership of the Company constitutes a majority of the sole member’s assets. The sole member depends upon the Company’s distributions to satisfy its obligation to the former minority interest holder.

Leases

The Company leases office space and equipment under lease arrangements expiring through December 31, 2037. Total rent expense under all operating leases amounted to $11.5 million, of which $10.9 million was to a related party, for the year ended December 31, 2018. Total rent expense under all operating leases amounted to $5.3 million, of which $4.7 million was to a related party, for the year ended December 31, 2017. At January 1, 2028, the minimum rent pursuant to the lease will be adjusted to the then fair market rent, as defined. In no event shall the fair market rent be less than the base rent in the initial ten year period.

Future minimum rental payments under long-term leases are as follows at December 31, 2018 (in thousands):

Year Ending December 31,	Amounts
2019	$8,678
2020	7,930
2021	7,878
2022	7,853
2023	7,853
Thereafter	109,448

$149,640

Litigation

From time to time the Company may become involved in legal proceedings or be subject to claims arising in the ordinary course of business. Although the results of litigation and claims cannot be predicted with certainty, the Company believes that the final outcome of these ordinary course matters will not have a material adverse effect on its business, operating results, financial condition or cash flows. Regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources and other factors. The Company is not currently a party to any litigation of a material nature.

Regulatory Net Worth Requirements

In accordance with the regulatory requirements of HUD, governing non-supervised, direct endorsement mortgagees, the Company is required to maintain a net worth (as defined by HUD) of $2.5 million. At December 31, 2018, the Company exceeded the regulatory net worth requirement.

In accordance with the regulatory requirements of Ginnie Mae, governing issuers of Ginnie Mae securities, the Company is required to maintain a net worth (as defined by Ginnie Mae) of $29.3 million. At December 31, 2018, the Company exceeded the regulatory net worth requirement.